Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets:
Vessels and equipment	$ 76,582	$ 2,182
Tax losses carried forward (1)	380,299	286,499
Other	95,312	97,945
Total deferred tax assets	552,193	386,626
Deferred tax liabilities:
Vessels and equipment	60,776	122,263
Long-term debt	24,918	31,077
Other	45,624	2,900
Total deferred tax liabilities	131,318	156,240
Net deferred tax assets	420,875	230,386
Valuation allowance	(398,559)	(213,385)
Net deferred tax assets (liabilities)	$ 22,316	$ 17,001